Business Combination (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired, and liabilities assumed. The business combination accounting is not yet complete and the amounts assigned to assets acquired and liabilities assumed are provisional. Therefore, this may result in future adjustments to the provisional amounts as information is obtained about facts and circumstances that existed at the acquisition date.

Consideration Paid:
Cash and cash equivalents	$814,000
Common stock, 987,741 shares of BSFC common stock	2,271,804
Promissory notes to Sellers	162,400
Contingent consideration - Common stock, 344,957 shares of BSFC common stock in escrow	793,400
Fair value of total consideration	$4,041,604

Purchase Price Allocation:
Tangible assets acquired	$2,157,506
Trademarks	406,150
Customer relationships	1,454,017
Non-compete agreements	97,476
Goodwill	479,277
Liabilities assumed	(552,822)
Fair market value of net assets acquired	$4,041,604

The following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired, and liabilities assumed including an amount for goodwill:

Consideration Paid:
Cash and cash equivalents	$394,622
Common stock, 1,295,000 shares of BSFC common stock	2,590,000
4% Unsecured promissory note	500,000
4% Unsecured, Convertible promissory note payable to seller	210,000
Fair value of total consideration	$3,694,622

Recognized amount of identifiable assets acquired and liabilities assumed:
Financial assets:
Cash and cash equivalents	$133,956
Accounts receivables	1,141,658
Inventory	1,562,973
Inventory Step Up	105,000
Prepaid and other assets	134,254
Right of Use Assets	100,640
Property and equipment	9,713
Identifiable intangible assets:
Trademarks	850,000
Customer Relationships	1,250,000
Non-Compete Agreements	40,000
Financial liabilities:
Accounts payable and accrued liabilities	(816,435)
Right of Use Liability	(100,640)
Working Capital Line of Credit	(1,161,892)
Total identifiable net assets	3,249,227
Goodwill	445,395
Total net value of assets assumed	$3,694,622

Schedule of Proforma Information

The following unaudited pro forma information assumes the business acquisition occurred on January 1, 2020. For all of the business acquisitions, depreciation and amortization have been included in the calculation of the below pro forma information based upon the actual acquisition costs.

	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020
Revenue	$4,936,796	$7,535,578
Net loss attributable to common shareholders	$(767,791)	$(4,368,367)
Basic and diluted loss per share	$(0.04)	$(0.25)

The following is the unaudited pro forma information assuming all business acquisitions occurred on January 1, 2019. For all of the business acquisitions depreciation and amortization have been included in the calculation of the below pro forma information based upon the actual acquisition costs.

For the year ended December 31, 2019
Revenue	$33,057,338
Net Loss	$(5,048,290)
Basic and Diluted Loss per Share	$(0.31)
Basic and Diluted Weighted Average Common Shares Outstanding	16,201,766